N-2 - $ / shares	Aug. 22, 2023	Jul. 31, 2023	May 31, 2023	Aug. 18, 2023	Jun. 30, 2023	Jun. 26, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key	0001754836
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	EAGLE POINT INCOME COMPANY INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our primary investment objective is to generate high current income, with a secondary objective to generate capital appreciation. We seek to achieve our investment objectives by investing primarily in junior debt tranches of CLOs, that are collateralized by a portfolio consisting primarily of below investment grade U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors. We focus on CLO debt tranches rated “BB” (e.g., BB+, BB or BB-, or their equivalent) by Moody’s, S&P, or Fitch, and/or other applicable nationally recognized statistical rating organizations. We refer to such debt tranches in this prospectus supplement as “BB-Rated CLO Debt.” We may also invest in other junior debt tranches of CLOs, senior debt tranches of CLOs, LAFs and other related securities and instruments, including synthetic investments, such as significant risk transfer securities and credit risk transfer securities issued by banks or other financial institutions. In addition, we may invest up to 35% of our total assets (at the time of investment) in CLO equity securities. We expect our investments in CLO equity securities to primarily reflect minority ownership positions. CLO junior debt and equity securities are highly leveraged, and therefore the CLO securities in which we intend to invest are subject to a higher degree of loss since the use of leverage magnifies losses. See “Risk Factors — Risks Related to Our Investments — We may leverage our portfolio, which would magnify the potential for gain or loss on amounts invested and will increase the risk of investing in us” in the accompanying prospectus. We may also invest in other securities and instruments that the Adviser believes are consistent with our investment objectives such as securities issued by other securitization vehicles, such as collateralized bond obligations or “CBOs”. The amount that we will invest in other securities and instruments, which may include investments in debt and other securities issued by CLOs collateralized by non-U.S. loans or securities of other collective investment vehicles, will vary from time to time and, as such, may constitute a material part of our portfolio on any given date, all as based on the Adviser’s assessment of prevailing market conditions. The CLO securities in which we primarily seek to invest are rated below investment grade or, in the case of CLO equity securities, are unrated and are considered speculative with respect to timely payment of interest and repayment of principal. Below investment grade and unrated securities are also sometimes referred to as “junk” securities.

These investment objectives and strategies are not fundamental policies of ours and may be changed by our board of directors without prior approval of our stockholders. See “Business” in the accompanying prospectus.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our securities involves a number of significant risks. In addition to the risks described below and in “Risk Factors” in the accompanying prospectus, you should carefully consider all other information contained in this prospectus supplement, the accompanying prospectus, any free writing prospectus and the documents incorporated by reference in this prospectus supplement and the accompanying prospectus before making a decision to purchase our securities. The risks and uncertainties described below and in the accompanying prospectus are not the only ones facing us. Additional risks and uncertainties not presently known to us, or not presently deemed material by us, may also impair our operations and performance and the value of our securities.
If any of the following risks actually occur, our business, financial condition or results of operations could be materially adversely affected and the value of our securities may be impaired. If that happens, the price of our securities could decline and you may lose all or part of your investment.
The risks described below specifically relate to this offering. Please see the “Risk Factors” section of the accompanying prospectus, in our Annual Report on Form N-CSR for the fiscal year ended December 31, 2022, as amended, filed with the SEC on February 22, 2023 and incorporated by reference herein, and in our Semi-Annual Report on Form N-CSRS for the six months ended June 30, 2023, filed with the SEC on August 15, 2023 and incorporated by reference herein.
Risks Relating to an Investment in the Preferred Stock
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Preferred Stock, if any, or change in the debt markets could cause the liquidity or market value of the Preferred Stock to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Preferred Stock. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Preferred Stock. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Preferred Stock.
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our stockholders.

Lowest Price or Bid, NAV		$ 13.39	$ 12.67
Highest Price or Bid, NAV		$ 13.49	$ 12.77
Share Price				$ 13.93		$ 13.07
NAV Per Share					$ 13		$ 13.2
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF THE SERIES A TERM PREFERRED STOCK
For a description of the particular terms of our common stock, see “Description of our Capital Stock — Common Stock” in the accompanying prospectus.
The following description of the particular terms of the Series A Term Preferred Stock supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our preferred stock set forth in the accompanying prospectus. This is not a complete description and is subject to, and entirely qualified by reference to, our certificate of incorporation and the certificate of designation setting forth the terms of the Series A Term Preferred Stock. The certificate of designation is attached as Appendix A to this prospectus supplement. You may obtain copies of these documents using the methods described in “Additional Information” in this prospectus supplement.
General
We are authorized to issue 20,000,000 shares of preferred stock and we have designated 2,400,000 shares as Series A Term Preferred Stock. At the time of issuance, the Series A Term Preferred Stock offered pursuant to this prospectus supplement will be fully paid and non-assessable and have no preemptive, conversion or exchange rights or rights to cumulative voting.
Ranking
The shares of Series A Term Preferred Stock rank equally in right with all other preferred stock (including Series B Term Preferred Stock) that we may issue from time to time in accordance with the 1940 Act, if any, as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The shares of Series A Term Preferred Stock, together with the Series B Term Preferred Stock and all other preferred stock that we may issue from time to time in accordance with the 1940 Act, if any, rank senior to our common stock as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs and subordinate to the rights of holders of our existing and future indebtedness (including indebtedness under the BNP Credit Facility).
Dividends
General.   Holders of the Series A Term Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Series A Dividend Rate of 5.00% of the Series A Liquidation Preference, or $1.25 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of directors out of funds legally available for payment in parity with dividends and distributions to holders of the Series B Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends will be payable monthly in arrears on the last business day of each calendar month, or the “Series A Dividend Payment Date.” Dividends on the Series A Term Preferred Stock are computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the Series A Term Preferred Stock on any date prior to the end of a dividend period, and for the initial dividend period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.
Dividend Periods.   Each Series A Dividend Period will be the period beginning on and including the last Series A Dividend Payment Date and ending on, but excluding, the next Series A Dividend Payment Date or stated maturity date, as the case may be. Dividends will be payable monthly in arrears on the Series A Dividend Payment Date and upon redemption of the Series A Term Preferred Stock. Except for the first Series A Dividend Period, dividends with respect to any monthly Series A Dividend Period will be declared and paid to holders of record of Series A Term Preferred Stock as their names shall appear on our registration books at the close of business on the applicable record date, which shall be a date designated by the board of directors that is not more than 20 nor less than 7 calendar days prior to the applicable Series A Dividend Payment Date.
Only holders of Series A Term Preferred Stock on the record date for a Series A Dividend Period will be entitled to receive dividends and distributions payable with respect to such Series A Dividend Period, and holders of Series A Term Preferred Stock who sell shares before such a record date and purchasers of Series A
Term Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series A Term Preferred Stock.
Mechanics of Payment of Dividends.   Not later than 12:00 noon, New York City time, on a Series A Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule 2a-7 under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Series A Redemption Date (as defined below), Series A Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Payment Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series A Term Preferred Stock. Dividends will be paid by the Redemption and Payment Agent to the holders of Series A Term Preferred Stock as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Series A Dividend Period may be declared and paid at any time, without reference to any regular Series A Dividend Payment Date. Such payments are made to holders of Series A Term Preferred Stock as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series A Term Preferred Stock which may be in arrears. See “— Adjustment to Fixed Dividend Rate — Default Period.”
Upon our failure to pay dividends for at least two years, the holders of Series A Term Preferred Stock will acquire certain additional voting rights. See “— Voting Rights” below. Such rights shall be the exclusive remedy of the holders of Series A Term Preferred Stock upon any failure to pay dividends on Series A Term Preferred Stock.
Adjustment to Fixed Dividend Rate — Default Period.   Subject to the cure provisions below, a Series A Default Period with respect to Series A Term Preferred Stock will commence on a date we fail to deposit the Deposit Securities as required in connection with a Series A Dividend Payment Date or a Series A Redemption Date. A Series A Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Series A Default Period will be equal to the Series A Dividend Rate in effect on such day plus two percent (2%) per annum, or the “Series A Default Rate.”
No Series A Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Series A Dividend Payment Date or Series A Redemption Date, together with an amount equal to the Series A Default Rate applied to the amount and period of such non-payment based on the actual number of calendar days comprising such period divided by 360.
Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt.   No full dividends and distributions will be declared or paid on shares of the Series A Term Preferred Stock for any Series A Dividend Period, or a part of a Series A Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred stock of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred stock. If full cumulative dividends and distributions due have not been paid on all outstanding shares of preferred stock of any series, any dividends and distributions being declared and paid on Series A Term Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred stock on the relevant dividend payment date. No holders of Series A Term Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.
For so long as any shares of Series A Term Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred stock ranking on parity with the Series A Term Preferred Stock (including the Series B Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series A Term Preferred Stock to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Series A Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any shares of Series A Term Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of preferred stock of any series ranking on parity with the Series A Term Preferred Stock (including the Series B Term Preferred Stock) with respect to dividends and distributions for all applicable past dividend periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series A Term Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred stock (such as the Series B Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage.   Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem preferred stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series A Term Preferred Stock will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Series A Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series A Term Preferred Stock, and any other outstanding shares of preferred stock, if any, will be insufficient to permit the payment in full to such holders of Series A Term Preferred Stock of the Series A Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of preferred stock, then the available assets will be distributed among the holders of such Series A Term Preferred Stock and such other series of preferred stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Series A Liquidation Preference on each outstanding share of Series A Term Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series A Term Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.
Neither the sale of all or substantially all of the property or business of the Company, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.
of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our Certificate of Incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series A Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series A Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Optional Redemption.   Upon giving notice of redemption, the Series A Term Preferred Stock may, at our sole option, be redeemed, in whole or in part, at any time after October 31, 2023, out of funds legally available for such redemption at a redemption price per share equal to the Series A Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Subject to the provisions of the certificate of designation for the Series A Term Preferred Stock and applicable law, our board of directors will have the full power and authority to prescribe the terms and conditions upon which shares of Series A Term Preferred Stock will be redeemed from time to time.
We may not on any date deliver a notice of redemption to redeem any shares of Series A Term Preferred Stock pursuant to the optional redemption provisions described above unless on such date we have available Deposit Securities for the redemption contemplated by such notice having a value not less than the amount due to holders of shares of Series A Term Preferred Stock by reason of the redemption of such shares of Series A Term Preferred Stock on such redemption date.
Redemption Procedures.   We will file a notice of our intention to redeem with the SEC so as to provide the 30 calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.
If we shall determine or be required to redeem, in whole or in part, shares of Series A Term Preferred Stock, we will deliver a notice of redemption, or a “Series A Notice of Redemption,” by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Series A Term Preferred Stock to be redeemed, or request the Redemption and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Series A Notice of Redemption will be provided not more than 45 calendar days prior to the date fixed for redemption in such Series A Notice of Redemption, or the “Series A Redemption Date.” If fewer than all of the outstanding shares of Series A Term Preferred Stock are to be redeemed pursuant to either the mandatory redemption provisions triggered by our failure to maintain the required asset coverage or the optional redemption provisions, the shares of Series A Term Preferred Stock to be redeemed will be selected either (1) pro rata among Series A Term Preferred Stock, (2) by lot or (3) in such other manner as our board of directors may determine to be fair and equitable. If fewer than all shares of Series A Term Preferred Stock held by any holder are to be redeemed, the Series A Notice of Redemption mailed to such holder shall also specify the number of shares of Series A Term Preferred Stock to be redeemed from such holder or the method of determining such number. We may provide in any Series A Notice of Redemption relating to a redemption contemplated to be effected pursuant to the certificate of designation for the Series A Term Preferred Stock that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied. No defect in any Series A Notice of Redemption or delivery thereof will affect the validity of redemption proceedings except as required by applicable law.
If we give a Series A Notice of Redemption, then at any time from and after the giving of such Series A Notice of Redemption and prior to 12:00 noon, New York City time, on the Series A Redemption Date (so long as any conditions precedent to such redemption have been met or waived by us), we will (i) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the redemption price of the shares of Series A Term Preferred Stock to be redeemed on the Series A Redemption Date and (ii) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable redemption price to the holders of shares of Series A Term Preferred Stock called for redemption on the Series A Redemption Date. Notwithstanding the foregoing, if the Series A Redemption Date is the Series A Mandatory Redemption Date, then such deposit of Deposit Securities will be made no later than 15 calendar days prior to the Series A Mandatory Redemption Date.
Upon the date of the deposit of Deposit Securities by us for purposes of redemption of shares of Series A Term Preferred Stock, all rights of the holders of Series A Term Preferred Stock so called for redemption shall cease and terminate except the right of the holders thereof to receive the applicable redemption price and such shares of Series A Term Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Series A Redemption Date and other than the accumulation of dividends on such stock in accordance with the terms of the Series A Term Preferred Stock up to, but excluding, the applicable Series A Redemption Date). We will be entitled to receive, promptly after the Series A Redemption Date, any Deposit Securities in excess of the aggregate redemption price of shares of Series A Term Preferred Stock called for redemption on the Series A Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Series A Redemption Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Series A Term Preferred Stock so called for redemption shall look only to us for payment of the Series A Redemption Price. We will be entitled to receive, from time to time after the Series A Redemption Date, any interest on the Deposit Securities so deposited.
If any redemption for which a Series A Notice of Redemption has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Redemption and Paying Agent the applicable redemption price with respect to any shares where (1) the Series A Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Series A Notice of Redemption. Notwithstanding the fact that a Series A Notice of Redemption has been provided with respect to any shares of Series A Term Preferred Stock, dividends may be declared and paid on such shares of Series A Term Preferred Stock in accordance with their terms if Deposit Securities for the payment of the redemption price of such shares of Series A Term Preferred Stock shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
We may, in our sole discretion and without a stockholder vote, modify the redemption procedures with respect to notification of redemption for the Series A Term Preferred Stock, provided that such modification does not materially and adversely affect the holders of Series A Term Preferred Stock or cause us to violate any applicable law, rule or regulation.
Voting Rights
Except for matters that do not require the vote of holders of the Series A Term Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Series A Term Preferred Stock will be entitled to one vote for each share of Series A Term Preferred Stock held on each matter submitted to a vote of our stockholders and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, and shares of our common stock shall vote together as a single class on all matters submitted to stockholders.
In addition, the holders of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, voting as a separate class, will have the right to elect two members of the board of directors at all times (regardless of the number of directors serving on the board of directors), such directors are referred to as our “Preferred Directors.” The holders of outstanding shares of our common stock together with the holders of outstanding shares of our preferred stock, voting together as a single class, will elect the remaining members of the board of directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders. One of our Preferred Directors will be up for election at the annual meeting of our stockholders held in 2025 and the other Preferred Director will be up for election at the annual meeting of our stockholders held in 2026.
Notwithstanding the foregoing, if (1) at the close of business on any Series A Dividend Payment Date for dividends on any outstanding share of any preferred stock, including any outstanding shares of the Series A Term Preferred Stock, accumulated dividends (whether or not earned or declared) on the shares of preferred stock, including the Series A Term Preferred Stock, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of preferred stock, including any outstanding shares of the of Series A Term Preferred Stock, are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our board of directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our board of directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of preferred stock, including the Series A Term Preferred Stock, for all past dividend periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Directors will terminate automatically. Any preferred stock issued after the date hereof will vote with the Series A Term Preferred Stock as a single class on the matters described above, and the issuance of any other preferred stock by us may reduce the voting power of the holders of the Series A Term Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of preferred stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of preferred stock entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of preferred stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of preferred stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our preferred stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred stock or the holders thereof and (2) so long as any shares of the Series A Term Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series A Term Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series A Term Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series A Term Preferred Stock or the holders thereof differently from shares of any other outstanding series of our preferred stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred stock, and (ii) a division of a share of preferred stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred stock. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a share of preferred stock, including the Series A Term Preferred Stock or the holders of Series A Term Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of preferred stock, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred stock or the applicable series thereof (other than as a result of a division of a share of preferred stock). So long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the preferred stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the shares of our preferred stock,” including the shares of the Series A Term Preferred Stock and the Series B Term Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series A Term Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Series A Term Preferred Stock, by statute or otherwise, no holder of the Series A Term Preferred Stock will be entitled to vote any shares of the Series A Term Preferred Stock and no share of the Series A Term Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series A Term Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Series A Term Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series A Term Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our certificate of incorporation, holders of the Series A Term Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Series A Term Preferred Stock. The holders of shares of Series A Term Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Series A Term Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Series A Term Preferred Stock, pay dividends at the Series A Default Rate as discussed above.
Issuance of Additional Preferred Stock
So long as any shares of Series A Term Preferred Stock are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Section 18 of the 1940 Act, ranking on parity with the Series A Term Preferred Stock as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, including additional series of preferred stock, and authorize, issue and sell additional shares of any such series of preferred stock then outstanding (including the Series B Term Preferred Stock) or so established and created, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional preferred stock and to its receipt and application of the proceeds thereof, including to the redemption of preferred stock with such proceeds, have asset coverage of at least 200%.
Actions on Other than Business Days
Unless otherwise provided in the certificate of designation for the Series A Term Preferred Stock, if the date for making any payment, performing any act or exercising any right is not a business day (i.e., a calendar day on which the NYSE is open for trading), such payment will be made, act performed or right exercised on the next succeeding business day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount will accrue for the period between such nominal date and the date of payment.
Modification
Without the consent of any holders of the Series A Term Preferred Stock, our board of directors may amend or modify these terms of the Series A Term Preferred Stock to cure any ambiguity, correct or supplement any provision herein which may be inconsistent with any other provision in our certificate of incorporation or make any other provisions with respect to matters or questions arising under these terms of the Series A Term Preferred Stock that are not inconsistent with the provisions in our certificate of incorporation.
DESCRIPTION OF THE SERIES B TERM PREFERRED STOCK
The following description of the particular terms of the Series B Term Preferred Stock supplements and, to the extent inconsistent with, replaces the description of the general terms and provisions of our preferred stock set forth in the accompanying prospectus. This is not a complete description and is subject to, and entirely qualified by reference to, our certificate of incorporation and the certificate of designation setting forth the terms of the Series B Term Preferred Stock. The certificate of designation is attached as Appendix B to this prospectus supplement. You may obtain copies of these documents using the methods described in “Additional Information” in this prospectus supplement.
General
We are authorized to issue 20,000,000 shares of preferred stock and we have designated 2,400,000 shares as Series B Term Preferred Stock. At the time of issuance, the Series B Term Preferred Stock will be fully paid and non-assessable and have no preemptive, conversion or exchange rights or rights to cumulative voting.
Ranking
The shares of Series B Term Preferred Stock will rank equally in right with the Series A Term Preferred Stock and all other preferred stock that we may issue from time to time in accordance with the 1940 Act, if any, as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs. The shares of Series B Term Preferred Stock, together with the Series A Term Preferred Stock and all other preferred stock that we may issue from time to time in accordance with the 1940 Act, if any, will rank senior to our common stock as to payment of dividends and the distribution of our assets upon dissolution, liquidation or winding up of our affairs and subordinate to the rights of holders of our existing and future indebtedness (including indebtedness under the BNP Credit Facility).
Dividends
General.   Holders of the Series B Term Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Series B Dividend Rate of 7.75% of the Series B Liquidation Preference, or $1.9375 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of directors out of funds legally available for payment, in parity with dividends and distributions to holders of the Series A Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends on the shares of Series B Term Preferred Stock offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every calendar month, or the “Series B Dividend Payment Date,” commencing on August 31, 2023. Dividends on the Series B Term Preferred Stock will be computed on the basis of a 360-day year consisting of twelve 30- day months. The amount of dividends payable on the shares of Series B Term Preferred Stock on any date prior to the end of a Series B Dividend Period, and for the initial Series B Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.
Dividend Periods.   Each Series B Dividend Period will be the period beginning on and including the last Series B Dividend Payment Date and ending on, but excluding, the next Series B Dividend Payment Date or stated maturity date, as the case may be. Dividends will be payable monthly in arrears on the Series B Dividend Payment Date and upon redemption of the Series B Term Preferred Stock. Except for the first Series B Dividend Period, dividends with respect to any monthly Series B Dividend Period will be declared and paid to holders of record of Series B Term Preferred Stock as their names appear on our registration books at the close of business on the applicable record date, which will be a date designated by the board of directors that is not more than 20 nor less than 7 calendar days prior to the applicable Series B Dividend Payment Date.
Only holders of Series B Term Preferred Stock on the record date for a Series B Dividend Period will be entitled to receive dividends and distributions payable with respect to such Series B Dividend Period, and holders of Series B Term Preferred Stock who sell shares before such a record date and purchasers of Series B Term Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series B Term Preferred Stock.
Mechanics of Payment of Dividends.   Not later than 12:00 noon, New York City time, on a Series B Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule 2a-7 under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Series B Redemption Date (as defined below), Series B Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Payment Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series B Term Preferred Stock. Dividends will be paid by the Redemption and Payment Agent to the holders of Series B Term Preferred Stock as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Series B Dividend Period may be declared and paid at any time, without reference to any regular Series B Dividend Payment Date. Such payments are made to holders of Series B Term Preferred Stock as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series B Term Preferred Stock which may be in arrears. See “— Adjustment to Fixed Dividend Rate — Default Period.”
Upon our failure to pay dividends for at least two years, the holders of Series B Term Preferred Stock will acquire certain additional voting rights. See “— Voting Rights” below. Such rights shall be the exclusive remedy of the holders of Series B Term Preferred Stock upon any failure to pay dividends on Series B Term Preferred Stock.
Adjustment to Fixed Dividend Rate — Default Period.   Subject to the cure provisions below, a Series B Default Period with respect to Series B Term Preferred Stock will commence on a date we fail to deposit the Deposit Securities as required in connection with a Series B Dividend Payment Date or a Series B Redemption Date. A Series B Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Series B Default Period will be equal to the Series B Dividend Rate in effect on such day plus two percent (2%) per annum, or the “Series B Default Rate.”
No Series B Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Series B Dividend Payment Date or Series B Redemption Date, together with an amount equal to the Series B Default Rate applied to the amount and period of such non-payment based on the actual number of calendar days comprising such period divided by 360.
Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt.   No full dividends and distributions will be declared or paid on shares of the Series B Term Preferred Stock for any Series B Dividend Period, or a part of a Series B Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred stock of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred stock. If full cumulative dividends and distributions due have not been paid on all outstanding shares of preferred stock of any series, any dividends and distributions being declared and paid on Series B Term Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred stock on the relevant dividend payment date. No holders of Series B Term Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.
For so long as any shares of Series B Term Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred stock ranking on parity with the Series B Term Preferred Stock (including the Series A Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series B Term Preferred Stock to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Series B Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any shares of Series B Term Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of preferred stock of any series ranking on parity with the Series B Term Preferred Stock (including the Series A Term Preferred Stock) with respect to dividends and distributions for all applicable past Series B Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series B Term Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred stock (including the Series A Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage.   Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem preferred stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series B Term Preferred Stock will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Series B Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series B Term Preferred Stock, and any other outstanding shares of preferred stock, if any, will be insufficient to permit the payment in full to such holders of Series B Term Preferred Stock of the Series B Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of preferred stock, then the available assets will be distributed among the holders of such Series B Term Preferred Stock and such other series of preferred stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Series B Liquidation Preference on each outstanding share of Series B Term Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series B Term Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.
Neither the sale of all or substantially all of the property or business of the Company, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.
Redemption
Mandatory Term Redemption.   We are required to redeem all outstanding shares of the Series B Term Preferred Stock on the Series B Mandatory Redemption Date, at a redemption price equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Series B Mandatory Redemption Date. If the Series B Mandatory Redemption Date occurs after the applicable record date for a dividend but on or prior to the related Series B Dividend Payment Date, the dividend payable on such Series B Dividend Payment Date in respect of such shares of Series B Term Preferred Stock will be payable on such Series B Dividend Payment Date to the holders of record of such shares of Series B Term Preferred Stock at the close of business on the applicable Series B Dividend Record Date, and will not be payable as part of the redemption price for such shares of Series B Term Preferred Stock. We cannot effect any modification of or repeal our obligation to redeem the Series B Term Preferred Stock on the Series B Mandatory Redemption Date without the prior unanimous approval of the holders of the Series B Term Preferred Stock.
Redemption for Failure to Maintain Asset Coverage.   If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Series B Term Preferred Stock and such failure is not cured as of the close of business on the Series B Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of shares of preferred stock, including the Series A Term Preferred Stock and/or the Series B Term Preferred Stock, as described below at a price per share equal to the applicable liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of directors. We will redeem out of funds legally available the number of shares of outstanding preferred stock (which at our discretion may include any number or portion of the Series B Term Preferred Stock) equal to the lesser of (i) the minimum number of shares of preferred stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Series B Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of shares of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our certificate of incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series B Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series B Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Optional Redemption.   Upon giving notice of redemption, or a “Series B Notice of Redemption”, the Series B Term Preferred Stock may, at our sole option, be redeemed, in whole or in part, at any time on or after July 31, 2025, out of funds legally available for such redemption at a redemption price per share equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Subject to the provisions of the certificate of designation for the Series B Term Preferred Stock and applicable law, our board of directors will have the full power and authority to prescribe the terms and conditions upon which shares of Series B Term Preferred Stock will be redeemed from time to time.
We may not on any date deliver a Series B Notice of Redemption to redeem any shares of Series B Term Preferred Stock pursuant to the optional redemption provisions described above unless on such date we have available Deposit Securities for the redemption contemplated by such notice having a value not less than the amount due to holders of shares of Series B Term Preferred Stock by reason of the redemption of such shares of Series B Term Preferred Stock on such redemption date.
Redemption Procedures.   We will file a notice of our intention to redeem with the SEC so as to provide the 30 calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.
If we shall determine or be required to redeem, in whole or in part, shares of Series B Term Preferred Stock, we will deliver a Series B Notice of Redemption by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Series B Term Preferred Stock to be redeemed, or request the Redemption and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Series B Notice of Redemption will be provided not less than thirty (30) nor more than sixty (60) calendar days prior to the date fixed for redemption in such Series B Notice of Redemption, or the “Series B Redemption Date.” If fewer than all of the outstanding shares of Series B Term Preferred Stock are to be redeemed pursuant to either the mandatory redemption provisions triggered by our failure to maintain the required asset coverage or the optional redemption provisions, the shares of Series B Term Preferred Stock to be redeemed will be selected either (1) pro rata among Series B Term Preferred Stock, (2) by lot or (3) in such other manner as our board of directors may determine to be fair and equitable. If fewer than all shares of Series B Term Preferred Stock held by any holder are to be redeemed, the Series B Notice of Redemption mailed to such holder shall also specify the number of shares of Series B Term Preferred Stock to be redeemed from such holder or the method of determining such number. We may provide in any Series B Notice of Redemption relating to a redemption contemplated to be effected pursuant to the certificate of designation for the Series B Term Preferred Stock that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied. No defect in any Series B Notice of Redemption or delivery thereof will affect the validity of redemption proceedings except as required by applicable law.
If we give a Series B Notice of Redemption, then at any time from and after the giving of such Series B Notice of Redemption and prior to 12:00 noon, New York City time, on the Series B Redemption Date (so long as any conditions precedent to such redemption have been met or waived by us), we will (i) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the redemption price of the shares of Series B Term Preferred Stock to be redeemed on the Series B Redemption Date and (ii) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable redemption price to the holders of shares of Series B Term Preferred Stock called for redemption on the Series B Redemption Date. Notwithstanding the foregoing, if the Series B
Redemption Date is the Series B Mandatory Redemption Date, then such deposit of Deposit Securities will be made no later than 15 calendar days prior to the Series B Mandatory Redemption Date.
Upon the date of the deposit of Deposit Securities by us for purposes of redemption of shares of Series B Term Preferred Stock, all rights of the holders of Series B Term Preferred Stock so called for redemption shall cease and terminate except the right of the holders thereof to receive the applicable redemption price and such shares of Series B Term Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Series B Redemption Date and other than the accumulation of dividends on such stock in accordance with the terms of the Series B Term Preferred Stock up to, but excluding, the applicable Series B Redemption Date). We will be entitled to receive, promptly after the Series B Redemption Date, any Deposit Securities in excess of the aggregate redemption price of shares of Series B Term Preferred Stock called for redemption on the Series B Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Series B Redemption Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Series B Term Preferred Stock so called for redemption shall look only to us for payment of the Series B Redemption Price. We will be entitled to receive, from time to time after the Series B Redemption Date, any interest on the Deposit Securities so deposited.
If any redemption for which a Series B Notice of Redemption has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Redemption and Paying Agent the applicable redemption price with respect to any shares where (1) the Series B Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Series B Notice of Redemption. Notwithstanding the fact that a Series B Notice of Redemption has been provided with respect to any shares of Series B Term Preferred Stock, dividends may be declared and paid on such shares of Series B Term Preferred Stock in accordance with their terms if Deposit Securities for the payment of the redemption price of such shares of Series B Term Preferred Stock shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
We may, in our sole discretion and without a stockholder vote, modify the redemption procedures with respect to notification of redemption for the Series B Term Preferred Stock, provided that such modification does not materially and adversely affect the holders of Series B Term Preferred Stock or cause us to violate any applicable law, rule or regulation.
Voting Rights
Except for matters that do not require the vote of holders of the Series B Term Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Series B Term Preferred Stock will be entitled to one vote for each share of Series B Term Preferred Stock held on each matter submitted to a vote of our stockholders and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, and shares of our common stock shall vote together as a single class on all matters submitted to stockholders.
In addition, the holders of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, voting as a separate class, will have the right to elect two members of the board of directors at all times (regardless of the number of directors serving on the board of directors), such directors are referred to as our “Preferred Directors.” The holders of outstanding shares of our common stock together with the holders of outstanding shares of our preferred stock, voting together as a single class, will elect the remaining members of the board of directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders. One of our Preferred Directors will be up for election at the annual meeting of our stockholders held in 2025 and the other Preferred Director will be up for election at the annual meeting of our stockholders held in 2026.
Notwithstanding the foregoing, if (1) at the close of business on any Series B Dividend Payment Date for dividends on any outstanding share of any preferred stock, including any outstanding shares of the Series B
Term Preferred Stock, accumulated dividends (whether or not earned or declared) on such shares of preferred stock equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of preferred stock are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our board of directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our board of directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of preferred stock, including the Series B Term Preferred Stock, for all past Series B Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Directors will terminate automatically. Any preferred stock issued after the date hereof will vote with the Series B Term Preferred Stock as a single class on the matters described above, and the issuance of any other preferred stock by us may reduce the voting power of the holders of the Series B Term Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of preferred stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of preferred stock entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of preferred stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of preferred stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our preferred stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred stock or the holders thereof and (2) so long as any shares of the Series B Term Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series B Term Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series B Term Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series B Term Preferred Stock or the holders thereof differently from shares of any other outstanding series of our preferred stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” below will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred stock, and (ii) a division of a share of preferred stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred stock. No matter will be deemed to adversely affect any preference, right or power of a share of preferred stock, including the Series B Term Preferred Stock or the holders of Series B Term Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of preferred stock, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred stock or the applicable series thereof (other than as a result of a division of a share of preferred stock). So long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the preferred stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the shares of our preferred stock,” including the shares of the Series A Term Preferred Stock and Series B Term Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series B Term Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Series B Term Preferred Stock, by statute or otherwise, no holder of the Series B Term Preferred Stock will be entitled to vote any shares of the Series B Term Preferred Stock and no share of the Series B Term Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series B Term Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Series B Term Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series B Term Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our certificate of incorporation, holders of the Series B Term Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Series B Term Preferred Stock. The holders of shares of Series B Term Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Series B Term Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Series B Term Preferred Stock, pay dividends at the Series B Default Rate as discussed above.
Issuance of Additional Preferred Stock
So long as any shares of Series B Term Preferred Stock are outstanding, we may, without the vote or consent of the holders thereof, authorize, establish and create and issue and sell shares of one or more series of a class of our senior securities representing stock under Section 18 of the 1940 Act, ranking on parity with the Series B Term Preferred Stock as to payment of dividends and distribution of assets upon dissolution, liquidation or the winding up of our affairs, including additional series of preferred stock, and authorize, issue and sell additional shares of any such series of preferred stock then outstanding or so established and created, in each case in accordance with applicable law, provided that we will, immediately after giving effect to the issuance of such additional preferred stock and to its receipt and application of the proceeds thereof, including to the redemption of preferred stock with such proceeds, have asset coverage of at least 200%.
Actions on Other than Business Days
Unless otherwise provided in the certificate of designation for the Series B Term Preferred Stock, if the date for making any payment, performing any act or exercising any right is not a business day (i.e., a calendar day on which the NYSE is open for trading), such payment will be made, act performed or right exercised on the next succeeding business day, with the same force and effect as if made or done on the nominal date provided therefor, and, with respect to any payment so made, no dividends, interest or other amount will accrue for the period between such nominal date and the date of payment.
Modification
Without the consent of any holders of the Series B Term Preferred Stock, our board of directors may amend or modify these terms of the Series B Term Preferred Stock to cure any ambiguity, correct or supplement any provision herein which may be inconsistent with any other provision in our certificate of incorporation or make any other provisions with respect to matters or questions arising under these terms of the Series B Term Preferred Stock that are not inconsistent with the provisions in our certificate of incorporation.

Risks Relating To Investment In Preferred Stock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Relating to an Investment in the Preferred Stock
A downgrade, suspension or withdrawal of the credit rating assigned by a rating agency to us or the Preferred Stock, if any, or change in the debt markets could cause the liquidity or market value of the Preferred Stock to decline significantly.
Any credit rating is an assessment by rating agencies of our ability to pay our debts when due. Consequently, real or anticipated changes in any credit ratings will generally affect the market value of the Preferred Stock. These credit ratings may not reflect the potential impact of risks relating to the structure or marketing of the Preferred Stock. Credit ratings are not a recommendation to buy, sell or hold any security, and may be revised or withdrawn at any time by the issuing organization in its sole discretion. Neither we nor any underwriter undertakes any obligation to obtain or maintain any credit ratings or to advise holders of Preferred Stock of any changes in any credit ratings. There can be no assurance that any credit ratings will remain for any given period of time or that such credit ratings will not be lowered or withdrawn entirely by the rating agencies if in their judgment future circumstances relating to the basis of the credit ratings, such as adverse changes in our Company, so warrant. The conditions of the financial markets and prevailing interest rates have fluctuated in the past and are likely to fluctuate in the future, which could have an adverse effect on the market prices of the Preferred Stock.

Risks Related To Offering [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Offering
Management will have broad discretion as to the use of the proceeds, if any, from this offering and may not use the proceeds effectively.
We cannot specify with certainty all of the particular uses of the net proceeds, if any, of this offering. Our management will have significant flexibility in applying the net proceeds from this offering, and you will not have the opportunity as part of your investment decision to assess whether the net proceeds are being used appropriately. Investors may not agree with our decisions, and our use of the proceeds may not yield any return on your investment. Because of the number and variability of factors that will determine our use of the net proceeds from this offering, their ultimate use may vary substantially from their currently intended use. Our management may use the net proceeds for purposes that may not improve our financial condition or market value. Our failure to apply the net proceeds of this offering effectively could impair our ability to pursue our growth strategy or could require us to raise additional capital. Pending their use, we intend to invest the net proceeds from the offering in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. These investments may not yield a favorable return to our stockholders.

Preferred Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	preferred stock
Outstanding Security, Authorized [Shares]	20,000,000
Series A Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	DESCRIPTION OF THE SERIES A TERM PREFERRED STOCK
Security Dividends [Text Block]
Dividends
General.   Holders of the Series A Term Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Series A Dividend Rate of 5.00% of the Series A Liquidation Preference, or $1.25 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of directors out of funds legally available for payment in parity with dividends and distributions to holders of the Series B Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends will be payable monthly in arrears on the last business day of each calendar month, or the “Series A Dividend Payment Date.” Dividends on the Series A Term Preferred Stock are computed on the basis of a 360-day year consisting of twelve 30-day months. The amount of dividends payable on the Series A Term Preferred Stock on any date prior to the end of a dividend period, and for the initial dividend period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.
Dividend Periods.   Each Series A Dividend Period will be the period beginning on and including the last Series A Dividend Payment Date and ending on, but excluding, the next Series A Dividend Payment Date or stated maturity date, as the case may be. Dividends will be payable monthly in arrears on the Series A Dividend Payment Date and upon redemption of the Series A Term Preferred Stock. Except for the first Series A Dividend Period, dividends with respect to any monthly Series A Dividend Period will be declared and paid to holders of record of Series A Term Preferred Stock as their names shall appear on our registration books at the close of business on the applicable record date, which shall be a date designated by the board of directors that is not more than 20 nor less than 7 calendar days prior to the applicable Series A Dividend Payment Date.
Only holders of Series A Term Preferred Stock on the record date for a Series A Dividend Period will be entitled to receive dividends and distributions payable with respect to such Series A Dividend Period, and holders of Series A Term Preferred Stock who sell shares before such a record date and purchasers of Series A
Term Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series A Term Preferred Stock.
Mechanics of Payment of Dividends.   Not later than 12:00 noon, New York City time, on a Series A Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule 2a-7 under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Series A Redemption Date (as defined below), Series A Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Payment Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series A Term Preferred Stock. Dividends will be paid by the Redemption and Payment Agent to the holders of Series A Term Preferred Stock as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Series A Dividend Period may be declared and paid at any time, without reference to any regular Series A Dividend Payment Date. Such payments are made to holders of Series A Term Preferred Stock as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series A Term Preferred Stock which may be in arrears. See “— Adjustment to Fixed Dividend Rate — Default Period.”
Upon our failure to pay dividends for at least two years, the holders of Series A Term Preferred Stock will acquire certain additional voting rights. See “— Voting Rights” below. Such rights shall be the exclusive remedy of the holders of Series A Term Preferred Stock upon any failure to pay dividends on Series A Term Preferred Stock.
Adjustment to Fixed Dividend Rate — Default Period.   Subject to the cure provisions below, a Series A Default Period with respect to Series A Term Preferred Stock will commence on a date we fail to deposit the Deposit Securities as required in connection with a Series A Dividend Payment Date or a Series A Redemption Date. A Series A Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Series A Default Period will be equal to the Series A Dividend Rate in effect on such day plus two percent (2%) per annum, or the “Series A Default Rate.”
No Series A Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Series A Dividend Payment Date or Series A Redemption Date, together with an amount equal to the Series A Default Rate applied to the amount and period of such non-payment based on the actual number of calendar days comprising such period divided by 360.
Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt.   No full dividends and distributions will be declared or paid on shares of the Series A Term Preferred Stock for any Series A Dividend Period, or a part of a Series A Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred stock of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred stock. If full cumulative dividends and distributions due have not been paid on all outstanding shares of preferred stock of any series, any dividends and distributions being declared and paid on Series A Term Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred stock on the relevant dividend payment date. No holders of Series A Term Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.
For so long as any shares of Series A Term Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred stock ranking on parity with the Series A Term Preferred Stock (including the Series B Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series A Term Preferred Stock to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Series A Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any shares of Series A Term Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of preferred stock of any series ranking on parity with the Series A Term Preferred Stock (including the Series B Term Preferred Stock) with respect to dividends and distributions for all applicable past dividend periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series A Term Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred stock (such as the Series B Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage.   Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem preferred stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Security Voting Rights [Text Block]
Voting Rights
Except for matters that do not require the vote of holders of the Series A Term Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Series A Term Preferred Stock will be entitled to one vote for each share of Series A Term Preferred Stock held on each matter submitted to a vote of our stockholders and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, and shares of our common stock shall vote together as a single class on all matters submitted to stockholders.
In addition, the holders of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, voting as a separate class, will have the right to elect two members of the board of directors at all times (regardless of the number of directors serving on the board of directors), such directors are referred to as our “Preferred Directors.” The holders of outstanding shares of our common stock together with the holders of outstanding shares of our preferred stock, voting together as a single class, will elect the remaining members of the board of directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders. One of our Preferred Directors will be up for election at the annual meeting of our stockholders held in 2025 and the other Preferred Director will be up for election at the annual meeting of our stockholders held in 2026.
Notwithstanding the foregoing, if (1) at the close of business on any Series A Dividend Payment Date for dividends on any outstanding share of any preferred stock, including any outstanding shares of the Series A Term Preferred Stock, accumulated dividends (whether or not earned or declared) on the shares of preferred stock, including the Series A Term Preferred Stock, equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of preferred stock, including any outstanding shares of the of Series A Term Preferred Stock, are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our board of directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our board of directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of preferred stock, including the Series A Term Preferred Stock, for all past dividend periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Directors will terminate automatically. Any preferred stock issued after the date hereof will vote with the Series A Term Preferred Stock as a single class on the matters described above, and the issuance of any other preferred stock by us may reduce the voting power of the holders of the Series A Term Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of preferred stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of preferred stock entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of preferred stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of preferred stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our preferred stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred stock or the holders thereof and (2) so long as any shares of the Series A Term Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series A Term Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series A Term Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series A Term Preferred Stock or the holders thereof differently from shares of any other outstanding series of our preferred stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred stock, and (ii) a division of a share of preferred stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred stock. For purposes of the foregoing, no matter shall be deemed to adversely affect any preference, right or power of a share of preferred stock, including the Series A Term Preferred Stock or the holders of Series A Term Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of preferred stock, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred stock or the applicable series thereof (other than as a result of a division of a share of preferred stock). So long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the preferred stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the shares of our preferred stock,” including the shares of the Series A Term Preferred Stock and the Series B Term Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series A Term Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Series A Term Preferred Stock, by statute or otherwise, no holder of the Series A Term Preferred Stock will be entitled to vote any shares of the Series A Term Preferred Stock and no share of the Series A Term Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series A Term Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Series A Term Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series A Term Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our certificate of incorporation, holders of the Series A Term Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Series A Term Preferred Stock. The holders of shares of Series A Term Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Series A Term Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Series A Term Preferred Stock, pay dividends at the Series A Default Rate as discussed above.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series A Term Preferred Stock will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Series A Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series A Term Preferred Stock, and any other outstanding shares of preferred stock, if any, will be insufficient to permit the payment in full to such holders of Series A Term Preferred Stock of the Series A Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of preferred stock, then the available assets will be distributed among the holders of such Series A Term Preferred Stock and such other series of preferred stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Series A Liquidation Preference on each outstanding share of Series A Term Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series A Term Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.
Neither the sale of all or substantially all of the property or business of the Company, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.

Security Preemptive and Other Rights [Text Block]
Redemption
Mandatory Term Redemption.   We are required to redeem all outstanding shares of the Series A Term Preferred Stock on the Series A Mandatory Redemption Date, at a redemption price equal to the Series A Liquidation Preference plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Series A Mandatory Redemption Date. If the Series A Mandatory Redemption Date occurs after the applicable record date for a dividend but on or prior to the related Series A Dividend Payment Date, the dividend payable on such Series A Dividend Payment Date in respect of such shares of Series A Term Preferred Stock will be payable on such Series A Dividend Payment Date to the holders of record of such shares of Series A Term Preferred Stock at the close of business on the applicable Series A Dividend Record Date, and will not be payable as part of the redemption price for such shares of Series A Term Preferred Stock. We cannot effect any modification of or repeal our obligation to redeem the Series A Term Preferred Stock on the Series A Mandatory Redemption Date without the prior unanimous approval of the holders of the Series A Term Preferred Stock.
Redemption for Failure to Maintain Asset Coverage.   If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Series A Term Preferred Stock and such failure is not cured as of the close of business on the Series A Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of shares of preferred stock, including the Series A Term Preferred Stock and/or the Series B Term Preferred Stock, as described below at a price per share equal to the applicable liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of directors. We will redeem out of funds legally available the number of shares of outstanding preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock) equal to the lesser of (i) the minimum number of shares of preferred stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Series A Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of shares of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our Certificate of Incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series A Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series A Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Optional Redemption.   Upon giving notice of redemption, the Series A Term Preferred Stock may, at our sole option, be redeemed, in whole or in part, at any time after October 31, 2023, out of funds legally available for such redemption at a redemption price per share equal to the Series A Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Subject to the provisions of the certificate of designation for the Series A Term Preferred Stock and applicable law, our board of directors will have the full power and authority to prescribe the terms and conditions upon which shares of Series A Term Preferred Stock will be redeemed from time to time.
We may not on any date deliver a notice of redemption to redeem any shares of Series A Term Preferred Stock pursuant to the optional redemption provisions described above unless on such date we have available Deposit Securities for the redemption contemplated by such notice having a value not less than the amount due to holders of shares of Series A Term Preferred Stock by reason of the redemption of such shares of Series A Term Preferred Stock on such redemption date.
Redemption Procedures.   We will file a notice of our intention to redeem with the SEC so as to provide the 30 calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.
If we shall determine or be required to redeem, in whole or in part, shares of Series A Term Preferred Stock, we will deliver a notice of redemption, or a “Series A Notice of Redemption,” by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Series A Term Preferred Stock to be redeemed, or request the Redemption and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Series A Notice of Redemption will be provided not more than 45 calendar days prior to the date fixed for redemption in such Series A Notice of Redemption, or the “Series A Redemption Date.” If fewer than all of the outstanding shares of Series A Term Preferred Stock are to be redeemed pursuant to either the mandatory redemption provisions triggered by our failure to maintain the required asset coverage or the optional redemption provisions, the shares of Series A Term Preferred Stock to be redeemed will be selected either (1) pro rata among Series A Term Preferred Stock, (2) by lot or (3) in such other manner as our board of directors may determine to be fair and equitable. If fewer than all shares of Series A Term Preferred Stock held by any holder are to be redeemed, the Series A Notice of Redemption mailed to such holder shall also specify the number of shares of Series A Term Preferred Stock to be redeemed from such holder or the method of determining such number. We may provide in any Series A Notice of Redemption relating to a redemption contemplated to be effected pursuant to the certificate of designation for the Series A Term Preferred Stock that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied. No defect in any Series A Notice of Redemption or delivery thereof will affect the validity of redemption proceedings except as required by applicable law.
If we give a Series A Notice of Redemption, then at any time from and after the giving of such Series A Notice of Redemption and prior to 12:00 noon, New York City time, on the Series A Redemption Date (so long as any conditions precedent to such redemption have been met or waived by us), we will (i) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the redemption price of the shares of Series A Term Preferred Stock to be redeemed on the Series A Redemption Date and (ii) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable redemption price to the holders of shares of Series A Term Preferred Stock called for redemption on the Series A Redemption Date. Notwithstanding the foregoing, if the Series A Redemption Date is the Series A Mandatory Redemption Date, then such deposit of Deposit Securities will be made no later than 15 calendar days prior to the Series A Mandatory Redemption Date.
Upon the date of the deposit of Deposit Securities by us for purposes of redemption of shares of Series A Term Preferred Stock, all rights of the holders of Series A Term Preferred Stock so called for redemption shall cease and terminate except the right of the holders thereof to receive the applicable redemption price and such shares of Series A Term Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Series A Redemption Date and other than the accumulation of dividends on such stock in accordance with the terms of the Series A Term Preferred Stock up to, but excluding, the applicable Series A Redemption Date). We will be entitled to receive, promptly after the Series A Redemption Date, any Deposit Securities in excess of the aggregate redemption price of shares of Series A Term Preferred Stock called for redemption on the Series A Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Series A Redemption Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Series A Term Preferred Stock so called for redemption shall look only to us for payment of the Series A Redemption Price. We will be entitled to receive, from time to time after the Series A Redemption Date, any interest on the Deposit Securities so deposited.
If any redemption for which a Series A Notice of Redemption has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Redemption and Paying Agent the applicable redemption price with respect to any shares where (1) the Series A Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Series A Notice of Redemption. Notwithstanding the fact that a Series A Notice of Redemption has been provided with respect to any shares of Series A Term Preferred Stock, dividends may be declared and paid on such shares of Series A Term Preferred Stock in accordance with their terms if Deposit Securities for the payment of the redemption price of such shares of Series A Term Preferred Stock shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
We may, in our sole discretion and without a stockholder vote, modify the redemption procedures with respect to notification of redemption for the Series A Term Preferred Stock, provided that such modification does not materially and adversely affect the holders of Series A Term Preferred Stock or cause us to violate any applicable law, rule or regulation.

Preferred Stock Restrictions, Other [Text Block]	If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Series A Term Preferred Stock and such failure is not cured as of the close of business on the Series A Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of shares of preferred stock, including the Series A Term Preferred Stock and/or the Series B Term Preferred Stock, as described below at a price per share equal to the applicable liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of directors. We will redeem out of funds legally available the number of shares of outstanding preferred stock (which at our discretion may include any number or portion of the Series A Term Preferred Stock) equal to the lesser of (i) the minimum number of shares of preferred stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Series A Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of shares of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our Certificate of Incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series A Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series A Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.

Outstanding Security, Title [Text Block]	Series A Term Preferred Stock
Outstanding Security, Authorized [Shares]	2,400,000
Series B Term Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]	DESCRIPTION OF THE SERIES B TERM PREFERRED STOCK
Security Dividends [Text Block]
Dividends
General.   Holders of the Series B Term Preferred Stock are entitled to receive cumulative cash dividends and distributions at the Series B Dividend Rate of 7.75% of the Series B Liquidation Preference, or $1.9375 per share per year (subject to adjustment in certain circumstances as described below), when, as and if declared by, or under authority granted by, our board of directors out of funds legally available for payment, in parity with dividends and distributions to holders of the Series A Term Preferred Stock and in preference to dividends and distributions on shares of our common stock. Dividends on the shares of Series B Term Preferred Stock offered pursuant to this prospectus supplement will be payable monthly in arrears on the last business day of every calendar month, or the “Series B Dividend Payment Date,” commencing on August 31, 2023. Dividends on the Series B Term Preferred Stock will be computed on the basis of a 360-day year consisting of twelve 30- day months. The amount of dividends payable on the shares of Series B Term Preferred Stock on any date prior to the end of a Series B Dividend Period, and for the initial Series B Dividend Period, will be computed on the basis of a 360-day year consisting of twelve 30-day months, and actual days elapsed over a 30-day month.
Dividend Periods.   Each Series B Dividend Period will be the period beginning on and including the last Series B Dividend Payment Date and ending on, but excluding, the next Series B Dividend Payment Date or stated maturity date, as the case may be. Dividends will be payable monthly in arrears on the Series B Dividend Payment Date and upon redemption of the Series B Term Preferred Stock. Except for the first Series B Dividend Period, dividends with respect to any monthly Series B Dividend Period will be declared and paid to holders of record of Series B Term Preferred Stock as their names appear on our registration books at the close of business on the applicable record date, which will be a date designated by the board of directors that is not more than 20 nor less than 7 calendar days prior to the applicable Series B Dividend Payment Date.
Only holders of Series B Term Preferred Stock on the record date for a Series B Dividend Period will be entitled to receive dividends and distributions payable with respect to such Series B Dividend Period, and holders of Series B Term Preferred Stock who sell shares before such a record date and purchasers of Series B Term Preferred Stock who purchase shares after such a record date should take the effect of the foregoing provisions into account in evaluating the price to be received or paid for such Series B Term Preferred Stock.
Mechanics of Payment of Dividends.   Not later than 12:00 noon, New York City time, on a Series B Dividend Payment Date, we are required to deposit with the Redemption and Paying Agent sufficient funds for the payment of dividends in the form of Deposit Securities. Deposit Securities will generally consist of (1) cash or cash equivalents; (2) direct obligations of the United States or its agencies or instrumentalities that are entitled to the full faith and credit of the United States, which we refer to as the U.S. Government Obligations; (3) investments in money market funds registered under the 1940 Act that qualify under Rule 2a-7 under the 1940 Act and certain similar investment vehicles that invest in U.S. Government Obligations or any combination thereof; or (4) any letter of credit from a bank or other financial institution that has a credit rating from at least one ratings agency that is the highest applicable rating generally ascribed by such ratings agency to bank deposits or short-term debt of similar banks or other financial institutions, in each case either that is a demand obligation payable to the holder on any business day or that has a maturity date, mandatory redemption date or mandatory payment date, preceding the relevant Series B Redemption Date (as defined below), Series B Dividend Payment Date or other payment date. We do not intend to establish any reserves for the payment of dividends.
All Deposit Securities paid to the Redemption and Payment Agent for the payment of dividends will be held in trust for the payment of such dividends to the holders of Series B Term Preferred Stock. Dividends will be paid by the Redemption and Payment Agent to the holders of Series B Term Preferred Stock as their names appear on our registration books on the applicable record date. Dividends that are in arrears for any past Series B Dividend Period may be declared and paid at any time, without reference to any regular Series B Dividend Payment Date. Such payments are made to holders of Series B Term Preferred Stock as their names appear on our registration books on such date, not exceeding 20 nor less than 7 calendar days preceding the payment date thereof, as may be fixed by our board of directors. Any payment of dividends in arrears will first be credited against the earliest accumulated but unpaid dividends. No interest or sum of money in lieu of interest will be payable in respect of any dividend payment or payments on any Series B Term Preferred Stock which may be in arrears. See “— Adjustment to Fixed Dividend Rate — Default Period.”
Upon our failure to pay dividends for at least two years, the holders of Series B Term Preferred Stock will acquire certain additional voting rights. See “— Voting Rights” below. Such rights shall be the exclusive remedy of the holders of Series B Term Preferred Stock upon any failure to pay dividends on Series B Term Preferred Stock.
Adjustment to Fixed Dividend Rate — Default Period.   Subject to the cure provisions below, a Series B Default Period with respect to Series B Term Preferred Stock will commence on a date we fail to deposit the Deposit Securities as required in connection with a Series B Dividend Payment Date or a Series B Redemption Date. A Series B Default Period will end on the business day on which, by 12:00 noon, New York City time, an amount equal to all unpaid dividends and any unpaid redemption price shall have been deposited irrevocably in trust in same-day funds with the Redemption and Paying Agent. The applicable dividend rate for each day during the Series B Default Period will be equal to the Series B Dividend Rate in effect on such day plus two percent (2%) per annum, or the “Series B Default Rate.”
No Series B Default Period will be deemed to commence if the amount of any dividend or any redemption price due (if such default is not solely due to our willful failure) is deposited irrevocably in trust, in same-day funds with the Redemption and Paying Agent by 12:00 noon, New York City time, on a business day that is not later than three business days after the applicable Series B Dividend Payment Date or Series B Redemption Date, together with an amount equal to the Series B Default Rate applied to the amount and period of such non-payment based on the actual number of calendar days comprising such period divided by 360.
Restrictions on Dividend, Redemption, Other Payments and Issuance of Debt.   No full dividends and distributions will be declared or paid on shares of the Series B Term Preferred Stock for any Series B Dividend Period, or a part of a Series B Dividend Period, unless the full cumulative dividends and distributions due through the most recent dividend payment dates for all outstanding shares of preferred stock of any series have been, or contemporaneously are, declared and paid through the most recent dividend payment dates for each share of preferred stock. If full cumulative dividends and distributions due have not been paid on all outstanding shares of preferred stock of any series, any dividends and distributions being declared and paid on Series B Term Preferred Stock will be declared and paid as nearly pro rata as possible in proportion to the respective amounts of dividends and distributions accumulated but unpaid on the shares of each such series of preferred stock on the relevant dividend payment date. No holders of Series B Term Preferred Stock will be entitled to any dividends and distributions in excess of full cumulative dividends and distributions as provided in the certificate of designation.
For so long as any shares of Series B Term Preferred Stock are outstanding, we will not: (x) declare any dividend or other distribution (other than a dividend or distribution paid in common stock) in respect of the common stock, (y) call for redemption, redeem, purchase or otherwise acquire for consideration any such common stock, or (z) pay any proceeds of our liquidation in respect of such common stock, unless, in each case, (A) immediately thereafter, we will be in compliance with the 200% asset coverage limitations set forth under the 1940 Act with respect to a class of senior security which is stock, after deducting the amount of such dividend or distribution or redemption or purchasing price or liquidation proceeds, as described below, (B) all cumulative dividends and distributions of shares of all series of preferred stock ranking on parity with the Series B Term Preferred Stock (including the Series A Term Preferred Stock) due on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition shall have been declared and paid (or shall have been declared and sufficient funds or Deposit Securities as permitted by the terms of such preferred stock for the payment thereof shall have been deposited irrevocably with the applicable paying agent) and (C) we have deposited Deposit Securities with the Redemption and Paying Agent in accordance with the requirements described herein with respect to outstanding Series B Term Preferred Stock to be redeemed pursuant to a mandatory term redemption or mandatory redemption resulting from the failure to comply with the asset coverage requirements as described below for which a Series B Notice of Redemption shall have been given or shall have been required to be given in accordance with the terms described herein on or prior to the date of the applicable dividend, distribution, redemption, purchase or acquisition.
Except as required by law, we will not redeem any shares of Series B Term Preferred Stock unless all accumulated and unpaid dividends and distributions on all outstanding shares of preferred stock of any series ranking on parity with the Series B Term Preferred Stock (including the Series A Term Preferred Stock) with respect to dividends and distributions for all applicable past Series B Dividend Periods (whether or not earned or declared by us) (x) will have been or are contemporaneously paid or (y) will have been or are contemporaneously declared and Deposit Securities or sufficient funds (in accordance with the terms of such preferred stock) for the payment of such dividends and distributions will have been or are contemporaneously deposited with the applicable paying agent, provided, however, that the foregoing will not prevent the purchase or acquisition of outstanding shares of Series B Term Preferred Stock pursuant to an otherwise lawful purchase or exchange offer made on the same terms to holders of all outstanding shares of any other series of preferred stock (including the Series A Term Preferred Stock) for which all accumulated and unpaid dividends and distributions have not been paid.
1940 Act Asset Coverage.   Under the 1940 Act, we may not (1) declare any dividend with respect to any preferred stock if, at the time of such declaration (and after giving effect thereto), our asset coverage with respect to any of our borrowings that are senior securities representing indebtedness (as determined in accordance with Section 18(h) under the 1940 Act), would be less than 200% or (2) declare any other distribution on the preferred stock or purchase or redeem preferred stock if at the time of the declaration or redemption (and after giving effect thereto), asset coverage with respect to such borrowings that are senior securities representing indebtedness would be less than 200%. “Senior securities representing indebtedness” generally means any bond, debenture, note or similar obligation or instrument constituting a security (other than shares of capital stock) and evidencing indebtedness and could include our obligations under any borrowings. For purposes of determining our asset coverage for senior securities representing indebtedness in connection with the payment of dividends or other distributions on or purchases or redemptions of stock, the term senior security does not include any promissory note or other evidence of indebtedness issued in consideration of any loan, extension or renewal thereof, made by a bank or other person and privately arranged, and not intended to be publicly distributed. The term senior security also does not include any such promissory note or other evidence of indebtedness in any case where such a loan is for temporary purposes only and in an amount not exceeding 5% of the value of our total assets at the time when the loan is made; a loan is presumed under the 1940 Act to be for temporary purposes if it is repaid within 60 calendar days and is not extended or renewed; otherwise such loan is presumed not to be for temporary purposes.

Security Voting Rights [Text Block]
Voting Rights
Except for matters that do not require the vote of holders of the Series B Term Preferred Stock under the 1940 Act and except as otherwise provided in our certificate of incorporation or bylaws, in the certificate of designation or as otherwise required by applicable law, each holder of shares of the Series B Term Preferred Stock will be entitled to one vote for each share of Series B Term Preferred Stock held on each matter submitted to a vote of our stockholders and the holders of outstanding shares of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, and shares of our common stock shall vote together as a single class on all matters submitted to stockholders.
In addition, the holders of our preferred stock, including the Series A Term Preferred Stock and the Series B Term Preferred Stock, voting as a separate class, will have the right to elect two members of the board of directors at all times (regardless of the number of directors serving on the board of directors), such directors are referred to as our “Preferred Directors.” The holders of outstanding shares of our common stock together with the holders of outstanding shares of our preferred stock, voting together as a single class, will elect the remaining members of the board of directors. Under our certificate of incorporation, our directors are divided into three classes, with the term of one class expiring at each annual meeting of our stockholders. One of our Preferred Directors will be up for election at the annual meeting of our stockholders held in 2025 and the other Preferred Director will be up for election at the annual meeting of our stockholders held in 2026.
Notwithstanding the foregoing, if (1) at the close of business on any Series B Dividend Payment Date for dividends on any outstanding share of any preferred stock, including any outstanding shares of the Series B
Term Preferred Stock, accumulated dividends (whether or not earned or declared) on such shares of preferred stock equal to at least two full years’ dividends shall be due and unpaid and sufficient cash or specified securities shall not have been deposited with the Redemption and Paying Agent or other applicable paying agent for the payment of such accumulated dividends; or (2) at any time holders of any shares of preferred stock are entitled under the 1940 Act to elect a majority of our directors (a period when either of the foregoing conditions exists, a “Voting Period”), then the number of members constituting our board of directors will automatically be increased by the smallest number of directors (each, a “New Preferred Director”) that, when added to the two Preferred Directors, would constitute a majority of our board of directors as so increased by such smallest number. The terms of office of the persons who are directors at the time of that election will not be affected by the election of the New Preferred Directors. If we thereafter shall pay, or declare and set apart for payment, in full all dividends payable on all outstanding shares of preferred stock, including the Series B Term Preferred Stock, for all past Series B Dividend Periods, or the Voting Period is otherwise terminated, (1) the voting rights stated above shall cease, subject always, however, to the re-vesting of such voting rights in the holders of shares of Preferred Stock upon the further occurrence of any of the events described herein, and (2) the terms of office of all of the New Preferred Directors will terminate automatically. Any preferred stock issued after the date hereof will vote with the Series B Term Preferred Stock as a single class on the matters described above, and the issuance of any other preferred stock by us may reduce the voting power of the holders of the Series B Term Preferred Stock.
As soon as practicable after the accrual of any right of the holders of shares of preferred stock to elect New Preferred Directors, we will call a special meeting of such holders and notify the Redemption and Paying Agent and/or such other person as is specified in the terms of such preferred stock to receive notice, (i) by mailing or delivery by electronic means or (ii) in such other manner and by such other means as are specified in the terms of such preferred stock, a notice of such special meeting to such holders, such meeting to be held not less than 10 nor more than 30 calendar days after the date of the delivery by electronic means or mailing of such notice. If we fail to call such a special meeting, it may be called at our expense by any such holder on like notice. The record date for determining the holders of shares of preferred stock entitled to notice of and to vote at such special meeting shall be the close of business on the business day preceding the calendar day on which such notice is mailed. At any such special meeting and at each meeting of holders of shares of preferred stock held during a Voting Period at which directors are to be elected, such holders, voting together as a class (to the exclusion of the holders of all our other securities and classes of capital stock), will be entitled to elect the number of New Preferred Directors prescribed above on a one-vote-per-share basis.
Except as otherwise permitted by the terms of the certificate of designation, (1) so long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of preferred stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or any applicable certificates of designation (or any other document governing the rights of our preferred stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of our preferred stock or the holders thereof and (2) so long as any shares of the Series B Term Preferred Stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of all outstanding shares of the Series B Term Preferred Stock, voting as a separate class, amend, alter or repeal the provisions of our certificate of incorporation or the applicable certificate of designation (or any other document governing the rights of the Series B Term Preferred Stock or the holders thereof as may be required by the rules of any applicable securities exchange), whether by merger, consolidation or otherwise, so as to materially and adversely affect any preference, right or power of the Series B Term Preferred Stock or the holders thereof differently from shares of any other outstanding series of our preferred stock; provided, however, that (i) a change in our capitalization as described under the heading “— Issuance of Additional Preferred Stock” below will not be considered to materially and adversely affect the rights and preferences of any holder of our preferred stock, and (ii) a division of a share of preferred stock will be deemed to affect such preferences, rights or powers only if the terms of such division materially and adversely affect the holders of such preferred stock. No matter will be deemed to adversely affect any preference, right or power of a share of preferred stock, including the Series B Term Preferred Stock or the holders of Series B Term Preferred Stock, unless such matter (i) alters or abolishes any preferential right of such share of preferred stock, or (ii) creates, alters or abolishes any right in respect of redemption of the preferred stock or the applicable series thereof (other than as a result of a division of a share of preferred stock). So long as any shares of preferred stock are outstanding, we will not, without the affirmative vote or consent of the holders of at least two-thirds of the shares of the preferred stock outstanding at the time, voting as a separate class, file a voluntary application for relief under federal bankruptcy law or any similar application under state law for so long as we are solvent and does not foresee becoming insolvent.
The affirmative vote of the holders of at least a “majority of the shares of our preferred stock,” including the shares of the Series A Term Preferred Stock and Series B Term Preferred Stock outstanding at the time, voting as a separate class, will be required (i) to approve any action requiring a vote of our security holders pursuant to Section 13(a) of the 1940 Act, or (ii) to approve any plan of “reorganization” (as such term is defined in Section 2(a)(33) of the 1940 Act) adversely affecting such shares of preferred stock. For purposes of the foregoing, the vote of a “majority of the outstanding shares of preferred stock” means the vote at an annual or special meeting duly called (a) of 67% or more of such shares present at a meeting, if the holders of more than 50% of such outstanding shares are present or represented by proxy at such meeting, or (b) of more than 50% of such outstanding shares, whichever is less.
For purposes of determining any rights of the holders of Series B Term Preferred Stock to vote on any matter, whether such right is created by our certificate of incorporation, by the provisions of the certificate of designation for the Series B Term Preferred Stock, by statute or otherwise, no holder of the Series B Term Preferred Stock will be entitled to vote any shares of the Series B Term Preferred Stock and no share of the Series B Term Preferred Stock will be deemed to be “outstanding” for the purpose of voting or determining the number of shares required to constitute a quorum if, prior to or concurrently with the time of determination of shares entitled to vote or the time of the actual vote on the matter, as the case may be, the requisite Notice of Redemption with respect to such share of Series B Term Preferred Stock will have been given in accordance with the certificate of designation, and the price for the redemption of such shares of Series B Term Preferred Stock will have been irrevocably deposited with the Redemption and Paying Agent for that purpose. No shares of Series B Term Preferred Stock held by us will have any voting rights or be deemed to be outstanding for voting or for calculating the voting percentage required on any other matter or other purposes.
Unless otherwise required by law or our certificate of incorporation, holders of the Series B Term Preferred Stock will not have any relative rights or preferences or other special rights with respect to voting other than those specifically set forth in the certificate of designation for the Series B Term Preferred Stock. The holders of shares of Series B Term Preferred Stock will have no rights to cumulative voting. In the event that we fail to declare or pay any dividends on shares of the Series B Term Preferred Stock, the exclusive remedy of the holders will be the right to vote for additional directors as discussed above; provided that the foregoing does not affect our obligation to accumulate and, if permitted by applicable law and the certificate of designation for the Series B Term Preferred Stock, pay dividends at the Series B Default Rate as discussed above.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, the holders of Series B Term Preferred Stock will be entitled to receive out of our assets available for distribution to stockholders, after satisfying claims of creditors but before any distribution or payment will be made in respect of the common stock, a liquidation distribution equal to the Series B Liquidation Preference plus an amount equal to all unpaid dividends and distributions accumulated to, but excluding, the date fixed for such distribution or payment (whether or not earned or declared by us, but excluding interest thereon), and such holders will be entitled to no further participation in any distribution or payment in connection with any such liquidation, dissolution or winding up.
If, upon any liquidation, dissolution or winding up of our affairs, whether voluntary or involuntary, our assets available for distribution among the holders of all Series B Term Preferred Stock, and any other outstanding shares of preferred stock, if any, will be insufficient to permit the payment in full to such holders of Series B Term Preferred Stock of the Series B Liquidation Preference plus accumulated and unpaid dividends and distributions and the amounts due upon liquidation with respect to such other shares of preferred stock, then the available assets will be distributed among the holders of such Series B Term Preferred Stock and such other series of preferred stock ratably in proportion to the respective preferential liquidation amounts to which they are entitled. In connection with any liquidation, dissolution or winding up of our affairs whether voluntary or involuntary, unless and until the Series B Liquidation Preference on each outstanding share of Series B Term Preferred Stock plus accumulated and unpaid dividends and distributions has been paid in full to the holders of Series B Term Preferred Stock, no dividends, distributions or other payments will be made on, and no redemption, repurchase or other acquisition by us will be made by us in respect of, our common stock.
Neither the sale of all or substantially all of the property or business of the Company, nor the merger, consolidation or our reorganization into or with any other business or corporation, statutory trust or other entity, nor the merger, consolidation or reorganization of any other business or corporation, statutory trust or other entity into or with us will be a dissolution, liquidation or winding up, whether voluntary or involuntary, for purposes of the provisions relating to liquidation set forth in the certificate of designation.

Security Preemptive and Other Rights [Text Block]
Redemption
Mandatory Term Redemption.   We are required to redeem all outstanding shares of the Series B Term Preferred Stock on the Series B Mandatory Redemption Date, at a redemption price equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends thereon (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the Series B Mandatory Redemption Date. If the Series B Mandatory Redemption Date occurs after the applicable record date for a dividend but on or prior to the related Series B Dividend Payment Date, the dividend payable on such Series B Dividend Payment Date in respect of such shares of Series B Term Preferred Stock will be payable on such Series B Dividend Payment Date to the holders of record of such shares of Series B Term Preferred Stock at the close of business on the applicable Series B Dividend Record Date, and will not be payable as part of the redemption price for such shares of Series B Term Preferred Stock. We cannot effect any modification of or repeal our obligation to redeem the Series B Term Preferred Stock on the Series B Mandatory Redemption Date without the prior unanimous approval of the holders of the Series B Term Preferred Stock.
Redemption for Failure to Maintain Asset Coverage.   If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Series B Term Preferred Stock and such failure is not cured as of the close of business on the Series B Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of shares of preferred stock, including the Series A Term Preferred Stock and/or the Series B Term Preferred Stock, as described below at a price per share equal to the applicable liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of directors. We will redeem out of funds legally available the number of shares of outstanding preferred stock (which at our discretion may include any number or portion of the Series B Term Preferred Stock) equal to the lesser of (i) the minimum number of shares of preferred stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Series B Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of shares of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our certificate of incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem such additional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series B Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series B Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Optional Redemption.   Upon giving notice of redemption, or a “Series B Notice of Redemption”, the Series B Term Preferred Stock may, at our sole option, be redeemed, in whole or in part, at any time on or after July 31, 2025, out of funds legally available for such redemption at a redemption price per share equal to the Series B Liquidation Preference plus an amount equal to accumulated but unpaid dividends, if any, on such shares (whether or not earned or declared, but excluding interest on such dividends) to, but excluding, the date fixed for such redemption.
Subject to the provisions of the certificate of designation for the Series B Term Preferred Stock and applicable law, our board of directors will have the full power and authority to prescribe the terms and conditions upon which shares of Series B Term Preferred Stock will be redeemed from time to time.
We may not on any date deliver a Series B Notice of Redemption to redeem any shares of Series B Term Preferred Stock pursuant to the optional redemption provisions described above unless on such date we have available Deposit Securities for the redemption contemplated by such notice having a value not less than the amount due to holders of shares of Series B Term Preferred Stock by reason of the redemption of such shares of Series B Term Preferred Stock on such redemption date.
Redemption Procedures.   We will file a notice of our intention to redeem with the SEC so as to provide the 30 calendar day notice period contemplated by Rule 23c-2 under the 1940 Act, or such shorter notice period as may be permitted by the SEC or its staff.
If we shall determine or be required to redeem, in whole or in part, shares of Series B Term Preferred Stock, we will deliver a Series B Notice of Redemption by overnight delivery, by first class mail, postage prepaid or by electronic means to the holders of record of such shares of Series B Term Preferred Stock to be redeemed, or request the Redemption and Paying Agent, on our behalf, to promptly do so by overnight delivery, by first class mail or by electronic means. A Series B Notice of Redemption will be provided not less than thirty (30) nor more than sixty (60) calendar days prior to the date fixed for redemption in such Series B Notice of Redemption, or the “Series B Redemption Date.” If fewer than all of the outstanding shares of Series B Term Preferred Stock are to be redeemed pursuant to either the mandatory redemption provisions triggered by our failure to maintain the required asset coverage or the optional redemption provisions, the shares of Series B Term Preferred Stock to be redeemed will be selected either (1) pro rata among Series B Term Preferred Stock, (2) by lot or (3) in such other manner as our board of directors may determine to be fair and equitable. If fewer than all shares of Series B Term Preferred Stock held by any holder are to be redeemed, the Series B Notice of Redemption mailed to such holder shall also specify the number of shares of Series B Term Preferred Stock to be redeemed from such holder or the method of determining such number. We may provide in any Series B Notice of Redemption relating to a redemption contemplated to be effected pursuant to the certificate of designation for the Series B Term Preferred Stock that such redemption is subject to one or more conditions precedent and that we will not be required to effect such redemption unless each such condition has been satisfied. No defect in any Series B Notice of Redemption or delivery thereof will affect the validity of redemption proceedings except as required by applicable law.
If we give a Series B Notice of Redemption, then at any time from and after the giving of such Series B Notice of Redemption and prior to 12:00 noon, New York City time, on the Series B Redemption Date (so long as any conditions precedent to such redemption have been met or waived by us), we will (i) deposit with the Redemption and Paying Agent Deposit Securities having an aggregate market value at the time of deposit not less than the redemption price of the shares of Series B Term Preferred Stock to be redeemed on the Series B Redemption Date and (ii) give the Redemption and Paying Agent irrevocable instructions and authority to pay the applicable redemption price to the holders of shares of Series B Term Preferred Stock called for redemption on the Series B Redemption Date. Notwithstanding the foregoing, if the Series B
Redemption Date is the Series B Mandatory Redemption Date, then such deposit of Deposit Securities will be made no later than 15 calendar days prior to the Series B Mandatory Redemption Date.
Upon the date of the deposit of Deposit Securities by us for purposes of redemption of shares of Series B Term Preferred Stock, all rights of the holders of Series B Term Preferred Stock so called for redemption shall cease and terminate except the right of the holders thereof to receive the applicable redemption price and such shares of Series B Term Preferred Stock will no longer be deemed outstanding for any purpose whatsoever (other than the transfer thereof prior to the applicable Series B Redemption Date and other than the accumulation of dividends on such stock in accordance with the terms of the Series B Term Preferred Stock up to, but excluding, the applicable Series B Redemption Date). We will be entitled to receive, promptly after the Series B Redemption Date, any Deposit Securities in excess of the aggregate redemption price of shares of Series B Term Preferred Stock called for redemption on the Series B Redemption Date. Any Deposit Securities so deposited that are unclaimed at the end of 90 calendar days from the Series B Redemption Date will, to the extent permitted by law, be repaid to us, after which the holders of shares of Series B Term Preferred Stock so called for redemption shall look only to us for payment of the Series B Redemption Price. We will be entitled to receive, from time to time after the Series B Redemption Date, any interest on the Deposit Securities so deposited.
If any redemption for which a Series B Notice of Redemption has been provided is not made by reason of the absence of our legally available funds in accordance with the certificate of designation and applicable law, such redemption shall be made as soon as practicable to the extent such funds become available. No default will be deemed to have occurred if we have failed to deposit in trust with the Redemption and Paying Agent the applicable redemption price with respect to any shares where (1) the Series B Notice of Redemption relating to such redemption provided that such redemption was subject to one or more conditions precedent and (2) any such condition precedent has not been satisfied at the time or times and in the manner specified in such Series B Notice of Redemption. Notwithstanding the fact that a Series B Notice of Redemption has been provided with respect to any shares of Series B Term Preferred Stock, dividends may be declared and paid on such shares of Series B Term Preferred Stock in accordance with their terms if Deposit Securities for the payment of the redemption price of such shares of Series B Term Preferred Stock shall not have been deposited in trust with the Redemption and Paying Agent for that purpose.
We may, in our sole discretion and without a stockholder vote, modify the redemption procedures with respect to notification of redemption for the Series B Term Preferred Stock, provided that such modification does not materially and adversely affect the holders of Series B Term Preferred Stock or cause us to violate any applicable law, rule or regulation.

Preferred Stock Restrictions, Other [Text Block]	If we fail to maintain asset coverage (as defined in the 1940 Act) of at least 200% as provided in the certificate of designation for the Series B Term Preferred Stock and such failure is not cured as of the close of business on the Series B Asset Coverage Cure Date, we will fix a redemption date and proceed to redeem the number of shares of preferred stock, including the Series A Term Preferred Stock and/or the Series B Term Preferred Stock, as described below at a price per share equal to the applicable liquidation preference plus accumulated but unpaid dividends and distributions thereon (whether or not earned or declared but excluding interest thereon) to, but excluding, the date fixed for redemption by our board of directors. We will redeem out of funds legally available the number of shares of outstanding preferred stock (which at our discretion may include any number or portion of the Series B Term Preferred Stock) equal to the lesser of (i) the minimum number of shares of preferred stock, the redemption of which, if deemed to have occurred immediately prior to the opening of business on the Series B Asset Coverage Cure Date, would result in us having asset coverage of at least 200% and (ii) the maximum number of shares of preferred stock that can be redeemed out of funds expected to be legally available in accordance with our certificate of incorporation and applicable law, provided further, that in connection with any such redemption for failure to maintain the asset coverage required by the 1940 Act, we may, at our sole option, redeem suchadditional number of shares of preferred stock that will result in our having asset coverage of up to and including 285%. We will effect a redemption on the date fixed by us, which date will not be later than 90 calendar days after the Series B Asset Coverage Cure Date, except that if we do not have funds legally available for the redemption of all of the required number of shares of preferred stock which have been designated to be redeemed or we otherwise are unable to effect such redemption on or prior to 90 calendar days after the Series B Asset Coverage Cure Date, we will redeem those shares of preferred stock which we were unable to redeem on the earliest practicable date on which we are able to effect such redemption.
Outstanding Security, Title [Text Block]	Series B Term Preferred Stock
Outstanding Security, Authorized [Shares]	2,400,000